Subsequent Events (Details) (Subsequent event, USD $) In Millions, unless otherwise specified	Apr. 30, 2013
Tranche B
Subsequent events
Senior Notes	$ 1,372.0
LIBOR | Minimum | Tranche B
Subsequent events
Basis spread on variable rate	100.00%
LIBOR | Minimum | Tranche B-2
Subsequent events
Basis spread on variable rate	75.00%
LIBOR | Maximum | Tranche B
Subsequent events
Basis spread on variable rate	275.00%
LIBOR | Maximum | Tranche B-2
Subsequent events
Basis spread on variable rate	225.00%
Alternative Base Rate | Maximum | Tranche B
Subsequent events
Basis spread on variable rate	175.00%
Alternative Base Rate | Maximum | Tranche B-2
Subsequent events
Basis spread on variable rate	125.00%
China Auto
Subsequent events
Ownership percentage acquired	10.00%
Ownership percentagne, fully diluted basis	18.64%